Share-based payments - Details share-based payment arrangements Materialise (Details)	12 Months Ended
Dec. 31, 2020 EUR (€) € / shares shares
2007-2013 plan [member]
Disclosure of details share-based payment arrangements Materialise [line items]
vesting% first period	25.00%
vesting% second period	25.00%
vesting% third period	25.00%
vesting% fourth period	25.00%
Number of warrants granted 1	301,096
Number of warrants granted 2	166,800
Exercise price range 1 | € / shares	€ 7.86
Exercise price range 2 | € / shares	€ 8.54
Number of warrants exercised	29,125.25
Weighted average share price at exercise date | € / shares	€ 40.21
Number of shares issued - exercised warrants | shares	116,501
IPO plan [member]
Disclosure of details share-based payment arrangements Materialise [line items]
Contractual term	10
vesting% first period	25.00%
vesting% second period	25.00%
vesting% third period	25.00%
vesting% fourth period	25.00%
Number of warrants granted 1	979,898
Number of warrants granted 2	36,151
Number of warrants granted 3	18,180
Exercise price range 1 | € / shares	€ 8.81
Number of warrants exercised	201,239
Weighted average share price at exercise date | € / shares	€ 40.21
Number of shares issued - exercised warrants | shares	201,239
2015 plan [member]
Disclosure of details share-based payment arrangements Materialise [line items]
vesting% first period	10.00%
vesting% second period	20.00%
vesting% third period	30.00%
vesting% fourth period	40.00%
Number of warrants granted 1	350,000
Number of warrants granted 2	2,000
Exercise price range 1 | € / shares	€ 6.45
Exercise price range 2 | € / shares	€ 10.08
Maximum number of warrants | shares	1,400,000
Number of warrants exercised	170,100
Weighted average share price at exercise date | € / shares	€ 37.6
Number of shares issued - exercised warrants | shares	170,100
SAR [member]
Disclosure of details share-based payment arrangements Materialise [line items]
vesting% first period	25.00%
vesting% second period	25.00%
vesting% third period	25.00%
vesting% fourth period	25.00%
Number of warrants granted 1	215,688
Exercise price range 1 | € / shares	€ 8.81